Investment and Mortgage-Backed Securities, Available for Sale (Schedule of Available for Sale Securities) (Details) (USD $)	9 Months Ended	12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Dec. 31, 2013 FHLB Securities	Dec. 31, 2012 FHLB Securities	Dec. 31, 2013 US Government-sponsored Enterprises Debt Securities [Member]	Dec. 31, 2013 FNMA and FHLMC Bonds	Dec. 31, 2012 FNMA and FHLMC Bonds	Dec. 31, 2013 SBA Bonds	Dec. 31, 2012 SBA Bonds	Dec. 31, 2013 Tax Exempt Municipal Bonds	Dec. 31, 2012 Tax Exempt Municipal Bonds	Dec. 31, 2013 Equity Securities	Dec. 31, 2012 Equity Securities	Dec. 31, 2013 Equity Securities	Dec. 31, 2012 Equity Securities	Dec. 31, 2013 GNMA Mortgage-Backed Securities	Dec. 31, 2012 GNMA Mortgage-Backed Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	$ 342,936,153	$ 430,241,854			$ 13,538,723	$ 6,115,036	$ 5,750,000	$ 1,993,473	$ 94,152,203	$ 99,228,708	$ 35,772,115	$ 63,590,959	$ 206,793,861	$ 245,882,053	$ 102,938	$ 257,938	$ 342,936,153	$ 170,400,000	$ 135,300,000
Available-for-sale Securities, Gross Unrealized Gains		8,193,931			25,695	53,954	0	0	2,466,354	1,914,720	1,770,567	410,151	8,030,008	5,843,365	0	0	12,320,883
Available-for-sale Securities, Gross Unrealized Losses		7,432,333			893,968	4,320	383,820	18,543	156,287	319,443	60,534	2,685,988	91,966	3,128,883	27,713	1,688	340,820
Available-for-sale Securities, Fair Value Disclosure	354,916,216	431,003,452			12,670,450	6,164,670	5,366,180	1,974,930	96,462,270	100,823,985	37,482,148	61,315,122	214,731,903	248,596,535	75,225	256,250	354,916,216	173,500,000	143,800,000
Proceeds From Sale of Available For Sale Securities Including Mortgage Backed Securities	40,300,000	62,800,000	78,000,000
Available For Sale Securities Pledged as Collateral, Amortized Cost Basis			108,900,000	118,300,000
Available-for-sale Securities Pledged as Collateral, Fair Value			114,400,000	121,100,000
Available-for-sale Securities, Gross Realized Gains	900,000	1,605,000	2,300,000
Available-for-sale Securities, Gross Realized Losses	$ 0	$ 279,000	$ 0